FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative financial instruments	£ 29,613	£ 26,369
Derivative liabilities	(27,313)	(25,779)
Level 1
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative financial instruments	60	50
Derivative liabilities	(56)	(54)
Level 2
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative financial instruments	28,572	25,456
Derivative liabilities	(25,883)	(24,358)
Level 3
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative financial instruments	981	863
Derivative liabilities	£ (1,374)	£ (1,367)